Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 150,470	$ 243,179
Short-term bank deposits	177,367	259,000
Accounts receivable, net of allowance for credit losses of $0.9 million and $0.5 million as of December 31, 2022 and December 31, 2021, respectively	144,739	129,382
Inventories	194,054	129,147
Prepaid expenses	5,767	6,871
Other current assets	27,823	33,123
Total current assets	700,220	800,702
Non-current assets
Property, plant and equipment, net	195,063	203,295
Goodwill	64,953	65,144
Other intangible assets, net	121,402	152,244
Operating lease right-of-use assets	18,122	14,651
Long-term investments	141,610	28,667
Other non-current assets	18,420	12,519
Total non-current assets	559,570	476,520
Total assets	1,259,790	1,277,222
Current liabilities
Accounts payable	72,921	51,976
Accrued expenses and other current liabilities	45,912	55,358
Accrued compensation and related benefits	34,432	44,684
Deferred revenues - short-term	50,220	51,174
Operating lease liabilities - short term	7,169	7,276
Total current liabilities	210,654	210,468
Non-current liabilities
Deferred revenues - long-term	25,214	21,133
Deferred income taxes	5,638	7,341
Operating lease liabilities - long term	10,670	7,693
Contingent consideration	23,707	53,478
Other non-current liabilities	24,475	21,095
Total non-current liabilities	89,704	110,740
Total liabilities	300,358	321,208
Commitments and contingencies (see note 10)
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 shares; 67,086 shares and 65,677 shares issued and outstanding at December 31, 2022 and 2021, respectively	187	182
Additional paid-in capital	3,048,915	3,012,481
Accumulated other comprehensive loss	(12,818)	(8,771)
Accumulated deficit	(2,076,852)	(2,047,878)
Total equity	959,432	956,014
Total liabilities and equity	$ 1,259,790	$ 1,277,222